Putnam
Investors
Fund

ANNUAL REPORT
July 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]




Fund highlights

* "Putnam Investors Fund's lead manager Beth Cotner and her associates screen a universe of large-cap stocks for positive earnings surprises, as well as some sort of competitive edge, such as a dominant market position, a well-capitalized balance sheet, or a strong brand name."

                           -- Morningstar Mutual Funds, April 11, 1997

* "The U.S. keeps gaining ground in the global economy not just because its stock market is booming but also because many of its companies dominate the world's fastest-growing industries."

                           -- BusinessWeek, July 7, 1997

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

13 Portfolio holdings

17 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The returns for Putnam Investors Fund for the fiscal year just ended leave us in somewhat of a quandary, albeit a pleasant one. On the one hand, we are tempted to radiate unrestrained enthusiasm, for gains of this magnitude do not come along every year. On the other hand, we are compelled by reason and logic to caution that an encore of similar dimension might be an overly optimistic expectation, especially for a portfolio of your fund's relatively conservative charter.

While an agreeable market environment had much to do with the outcome, the thoughtful management of the fund played an unmistakable role. Not only have your fund's managers taken good advantage of current opportunities, but they have also tried to anticipate upcoming scenarios and positioned the portfolio accordingly.

In the following report, your fund's managers discuss their strategies during fiscal 1997 and comment on the outlook for fiscal 1998.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
September 17, 1997



Report from the Fund Managers
C. Beth Cotner, lead manager
Manuel H. Weiss
David J. Santos
Richard B. England

For investors in the U.S. stock market during the past 12 months, good things came in large packages. Although over this time period, small-company stocks, as measured by the Russell 2000 Index, provided investors with an impressive total return of 33.39%, the Standard & Poor's 500(registered trademark) Index, weighted in favor of large-company stocks, provided a breathtaking total return of 52.11%. Putnam Investors Fund's focus on large-cap stocks -- those companies with capitalizations greater than $2 billion -- contributed to your fund's impressive gains of 49.91% at net asset value and 41.34% at public offering price for the fund's class A shares over the 12 months ended July 31, 1997. Additional performance results for class A shares as well as performance results for other share classes are listed in the performance summary that begins on page 8.

* U.S. STOCKS CONTINUE UPWARD TREND

After leaving interest rates unchanged for more than two years, the Federal Reserve Board raised short-term interest rates by a quarter of a percentage point in late March. A rate increase normally would be expected to have a negative effect on corporate cash flows and earnings that, in turn, would be likely to push stock prices lower. However, after the March increase, interest rates and inflation appeared to be under control. Bond markets responded favorably and the stock market continued its overall upward trend.

During this period, many investors were attracted to the large-cap stocks in which your fund typically invests. One reason investors favor these blue chips is that quarter after quarter, year after year, these companies have delivered consistent growth. This accounts for the special appeal of consumer powerhouses such as Microsoft Corp. and Procter & Gamble Co. -- both holdings in your fund's portfolio -- whose businesses are arguably insulated from many of the ups and downs in the economy. While these stocks, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Many of today's large-company stocks, including the ones held in the fund's portfolio, are also exhibiting significant strength in their fundamental businesses. They are dominating the marketplace just as they are dominating the stock market. They have slimmed down their work forces, cut billions in corporate overhead, and invested heavily in productivity-enhancing technology. All this has produced an earnings surge that enabled large companies to virtually eclipse their smaller counterparts. In the first quarter of 1997, the 50 biggest companies in the S&P 500 saw their per-share earnings jump by 23.9% over the same period of a year earlier.

* FINANCE, TECHNOLOGY, AND HEALTH CARE HELP PROPEL FUND PERFORMANCE

Putnam's focus on company fundamentals often leads us to discover strong growth potential within several companies involved in the same industry sectors. The sectors that contributed most favorably to the fund's performance during the past 12 months were finance, computer technology, and health care.

With the expectation that growth prospects will improve in a consolidating industry, we have increased the fund's exposure to financial stocks. In fact, as of the close of your fund's fiscal period, 5 of the fund's top 10 holdings were in the financial sector, including Washington Mutual, Inc., BankAmerica Corp., American Express Co., Travelers Group Inc., and Citicorp.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and finance                           10.6%

Retail                                          10.4%

Banks                                            9.8%

Pharmaceuticals                                  9.8%

Computer services and software                   9.5%

Footnote reads:
*Based on net assets as of 7/31/97. Holdings will vary over time.

Washington Mutual is an example of a portfolio holding with some potential to benefit from the consolidation trend taking place in the financial sector. This thrift is experiencing high growth by buying other savings and loans, cutting costs, and merging those acquisitions into its existing holdings.

Another continuing trend that should benefit many of the fund's financial holdings is the increasing focus today's aging baby boomers are placing on retirement planning. We believe portfolio holdings such as Travelers, which owns Smith Barney, and American Express, with its IDS mutual funds and advisory division, should provide growth opportunities for the fund as more and more boomers approach age 50. Travelers was recently added to the select group of 30 blue-chip companies that make up the Dow Jones Industrial Average. The company also was ranked fifth on the BusinessWeek 50, a list of S&P 500 companies that are deemed the "new corporate elite" because of their strong performance.

Within the broader technology sector, the industries that performed well during the fund's fiscal 1997 period were semiconductor equipment, networking, and software. One example of an outstanding portfolio holding in this sector is computer software giant Microsoft Corp. This large and closely followed company has displayed a rapid growth rate that is exceeding most analysts' expectations. Much of its success is driven by its Windows NT workstation product, which is devouring competitors in the network software area. Microsoft has switched from being a company completely focused on the PC market to a broad-based technology and communications company. The company may be entering its next growth phase as it attempts to expand in new businesses such as consumer entertainment and broadcasting.

In the health-care sector, health maintenance organizations (HMOs) and drug stocks were strong performers. One outstanding portfolio holding was Warner-Lambert Co., a manufacturer of pharmaceuticals, consumer health-care products, and confectionery products. Recent approval of a new cholesterol drug has dramatically enhanced the company's long-term prospects.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

General Electric Co.
Conglomerate

Microsoft Corp.
Computer services and software

Washington Mutual, Inc.
Banks, savings and loans

BankAmerica Corp.
Banks, savings and loans

American Express Co.
Insurane and finance

Procter & Gamble Co.
Consumer nondurables

Travelers Group Inc.
Insurance and finance

Gannett Co., Inc.
Publishing

CVS Corp.
Retail

Citicorp
Banks

Footnote reads:
These holdings represent 22.9% of the fund's assets as of 7/31/97. Portfolio holdings will vary over time.


* CONSTRUCTIVE OUTLOOK FOR LARGE-CAP STOCKS AND YOUR FUND

Putnam Management believes the future looks constructive for U.S. large-capitalization stocks. American industry is more competitive in global markets than ever before. Costs have come down dramatically as a result of major restructurings, and U.S. exports are much higher than just 10 years ago. At the same time, the leading edge of the baby-boom generation is now between the ages of 45 and 55, typically the peak savings years. As this group continues to shore up its money for future needs, Putnam Management would expect the flow of funds from individuals into equities to increase, which could provide price support for the types of securities held by your fund.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Investors Fund is designed for investors seeking long-term growth through quality common stocks as well as any increased income resulting from this growth.

TOTAL RETURN FOR PERIODS ENDED 7/31/97

                                  Class A         Class B         Class M
(inception date)                 (12/1/25)        (3/1/93)       (12/2/94)
                                NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year                         49.91%  41.34%  48.87%  43.87%  49.28%  44.00%
------------------------------------------------------------------------------
5 years                       169.30  153.90  158.80  158.26  162.66  153.48
Annual average                 21.91   20.48   20.95   20.90   21.31   20.44
------------------------------------------------------------------------------
10 years                      282.35  260.24  250.76  250.76  260.46  247.88
Annual average                 14.35   13.67   13.37   13.37   13.68   13.28
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/97

                                            Standard & Poor's       Consumer
                                                500 Index         Price Index
------------------------------------------------------------------------------
1 year                                           52.11%               2.23%
------------------------------------------------------------------------------
5 years                                         155.27               14.23
Annual average                                   20.62                2.70
------------------------------------------------------------------------------
10 years                                        302.62               41.04
Annual average                                   14.94                3.50
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares.
One-, five-, and ten-year (when available) and life-of-fund returns for class B shares reflect the applicable contingent deferred sales charges
(CDSC), which is 5% in the first year, declines each year to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating costs applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

Cumulative total return of a $10,000 investment since 7/31/87

S&P Index                             $40,262
Consumer Price Index                  $14,104
Fund's class A shares at POP          $36,024

               Fund's class A shares                    Consumer
                       at POP            S&P Index     Price Index
               ---------------------     ---------     -----------
7/31/87                  9425              10000          10000
7/31/88                  8044               8832          10413
7/31/89                 10242              11650          10931
7/31/90                 11298              12402          11459
7/31/91                 12803              13989          11968
7/31/92                 13377              15773          12346
7/31/93                 15951              17129          12689
7/31/94                 16482              18013          13040
7/31/95                 21023              22709          13401
7/31/96                 24032              26468          13796
7/31/97                 36024              40262          14104

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investemnt in the fund's class B shares would have been valued at $35,076 andno contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $36,046 ($34,788 at public offering price). See first page of performance section for performance calculation method.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 7/31/97

                                          Class A     Class B     Class M
------------------------------------------------------------------------------
Distributions (number)                        1           1           1
------------------------------------------------------------------------------
Income                                     $0.054      $0.013      $0.034
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long term                                   1.006       1.006       1.006
------------------------------------------------------------------------------
Short term                                  0.164       0.164       0.164
------------------------------------------------------------------------------
   Total                                   $1.224      $1.183      $1.204
------------------------------------------------------------------------------
Share value:                            NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
7/31/96                                $9.07   $9.62   $8.85   $9.00   $9.33
------------------------------------------------------------------------------
7/31/97                                11.98   12.71   11.62   11.85   12.28
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 6/30/97
(most recent calendar quarter)

                               Class A        Class B          Class M
(inception date)              (12/1/25)       (3/1/93)        (12/2/94)
                             NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year                      30.66%  23.16%  29.60%  24.60%  30.06%  25.54%
------------------------------------------------------------------------------
5 years                    156.87  142.14  146.64  146.13  150.30  141.50
Annual average              20.77   19.35   19.79   19.74   20.14   19.28
------------------------------------------------------------------------------
10 years                   266.14  245.00  235.47  235.47  244.88  232.75
Annual average              13.86   13.18   12.87   12.87   13.18   12.77
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and does not take into account brokerage commissions or other costs. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a measure of the performance of small company stocks.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund *

International New Opportunities Fund

Investors Fund

New Opportunities Fund +

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Total Return Fund

High Yield Trust +

Income Fund

Money Market Fund **

Intermediate U.S. Government

Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE[SERVICE MARK] FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

             * Formerly Overseas Growth Fund

             + Closed to new investors. Some exceptions may apply. Contact
               Putnam for details.

[DBL. DAGGER]  Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

            ** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

               Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Report of independent accountants
For the fiscal year ended July 31, 1997

To the Trustees and Shareholders of
Putnam Investors Fund

We have audited the accompanying statement of assets and liabilities of Putnam Investors Fund, including the portfolio of investments owned, as of July 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Investors Fund as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Boston, Massachusetts
September 12, 1997



Portfolio of investments owned
July 31, 1997


COMMON STOCKS (97.2%) *
NUMBER OF SHARES                                                                                       VALUE

Advertising (0.3%)
------------------------------------------------------------------------------------------------------------
        152,400  Interpublic Group Cos. Inc.                                                  $    6,819,900

Banks (9.8%)
------------------------------------------------------------------------------------------------------------
        401,200  Banc One Corp.                                                                   22,517,350
        667,000  BankAmerica Corp.                                                                50,358,500
        532,600  Barnett Banks, Inc.                                                              30,324,913
        314,900  Citicorp                                                                         42,747,675
        216,700  Comerica, Inc.                                                                   16,387,938
        738,400  Washington Mutual, Inc.                                                          51,041,900
                                                                                              --------------
                                                                                                 213,378,276

Basic Industrial Products (0.5%)
------------------------------------------------------------------------------------------------------------
        227,900  American Standard Companies, Inc. +                                              11,323,781

Broadcasting (0.7%)
------------------------------------------------------------------------------------------------------------
        643,700  Westinghouse Electric Corp.                                                      15,489,031

Building and Construction (0.5%)
------------------------------------------------------------------------------------------------------------
        324,100  Sherwin Williams Co.                                                             10,391,456

Chemicals (1.3%)
------------------------------------------------------------------------------------------------------------
        492,700  Praxair, Inc.                                                                    27,160,088

Computer Equipment (3.8%)
------------------------------------------------------------------------------------------------------------
        472,500  Compaq Computer Corp.                                                            26,991,563
        158,800  Dell Computer Corp.                                                              13,577,400
        457,800  EMC Corp. +                                                                      23,118,900
        267,000  Hewlett-Packard Co.                                                              18,706,680
                                                                                              --------------
                                                                                                  82,394,543

Computer Services and Software (9.5%)
------------------------------------------------------------------------------------------------------------
        439,800  BMC Software, Inc.                                                               26,497,950
        513,350  Computer Associates Intl., Inc.                                                  34,939,884
        189,500  Compuware Corp.                                                                  11,725,313
        323,500  HBO & Co.                                                                        25,030,813
        437,600  Microsoft Corp.                                                                  61,920,400
        356,700  Parametric Technology Corp. +                                                    17,478,300
        493,900  PeopleSoft, Inc.                                                                 28,893,150
                                                                                              --------------
                                                                                                 206,485,810
Conglomerates (9.2%)
------------------------------------------------------------------------------------------------------------
        916,700  General Electric Co.                                                             64,340,881
        499,800  Honeywell, Inc.                                                                  37,328,813
        470,800  Textron, Inc.                                                                    32,985,425
        501,400  Tyco International Ltd.                                                          40,613,400
        285,900  United Technologies Corp.                                                        24,176,419
                                                                                              --------------
                                                                                                 199,444,938

Consumer Non Durables (5.8%)
------------------------------------------------------------------------------------------------------------
        188,500  Avon Products, Inc.                                                              13,678,031
        166,700  Clorox Co.                                                                       23,275,488
        252,900  Gillette Co.                                                                     25,037,100
        326,300  Liz Claiborne, Inc.                                                              15,621,613
        313,400  Procter & Gamble Co.                                                             47,675,975
                                                                                              --------------
                                                                                                 125,288,207

Consumer Services (0.4%)
------------------------------------------------------------------------------------------------------------
        264,300  Service Corp. International                                                       8,986,200

Environmental Control (0.5%)
------------------------------------------------------------------------------------------------------------
        406,400  Republic Industries, Inc. +                                                      10,007,600

Food and Beverages (3.6%)
------------------------------------------------------------------------------------------------------------
        310,800  Campbell Soup Co.                                                                16,122,750
        339,600  Coca-Cola Co.                                                                    23,517,300
        311,100  ConAgra, Inc.                                                                    21,874,219
        386,100  Sara Lee Corp.                                                                   16,916,006
                                                                                              --------------
                                                                                                  78,430,275

Health Care Services (2.7%)
------------------------------------------------------------------------------------------------------------
        254,400  Cardinal Health, Inc.                                                            15,836,400
        985,200  HEALTHSOUTH Corp.                                                                26,107,800
        207,800  Oxford Health Plans Inc. +                                                       17,468,188
                                                                                              --------------
                                                                                                  59,412,388

Insurance and Finance (10.6%)
------------------------------------------------------------------------------------------------------------
        572,200  American Express Co.                                                             47,921,750
        310,050  American International Group, Inc.                                               33,020,325
        583,800  Conseco Inc.                                                                     23,789,850
        228,150  Franklin Resources, Inc.                                                         19,378,491
        910,950  MBNA Corp.                                                                       40,992,750
        218,300  MGIC Investment Corp.                                                            11,474,394
        160,000  Morgan Stanley, Dean Witter, Discover and Co.                                     8,370,000
        615,133  Travelers Group Inc.                                                             44,251,130
                                                                                              --------------
                                                                                                 229,198,690

Lodging (1.9%)
------------------------------------------------------------------------------------------------------------
        357,500  Carnival Corp. Class A                                                           15,059,688
        385,800  Marriott International, Inc.                                                     26,523,750
                                                                                              --------------
                                                                                                  41,583,438

Medical Supplies and Devices (0.9%)
------------------------------------------------------------------------------------------------------------
        505,700  U.S. Surgical Corp.                                                              18,774,113

Oil and Gas (2.9%)
------------------------------------------------------------------------------------------------------------
        482,700  Exxon Corp.                                                                      31,013,475
        263,000  Mobil Corp.                                                                      20,119,500
        245,900  Sonat, Inc.                                                                      12,264,263
                                                                                              --------------
                                                                                                  63,397,238

Oil Services (3.2%)
------------------------------------------------------------------------------------------------------------
        741,800  Halliburton Co.                                                                  34,122,800
        472,100  Schlumberger Ltd.                                                                36,056,638
                                                                                              --------------
                                                                                                  70,179,438

Pharmaceuticals (9.8%)
------------------------------------------------------------------------------------------------------------
        559,900  Abbott Laboratories                                                              36,638,456
        504,300  Bristol-Myers Squibb Co.                                                         39,556,031
        221,700  Lilly (Eli) & Co.                                                                25,052,100
        405,200  Merck & Co., Inc.                                                                42,115,475
        710,800  Pfizer, Inc.                                                                     42,381,450
        184,700  Warner-Lambert Co.                                                               25,800,281
                                                                                              --------------
                                                                                                 211,543,793

Publishing (2.0%)
------------------------------------------------------------------------------------------------------------
        437,000  Gannett Co., Inc.                                                                43,399,563

Retail (10.4%)
------------------------------------------------------------------------------------------------------------
        457,625  Consolidated Stores Corp.                                                        18,419,406
        734,100  Costco Companies, Inc. +                                                         27,804,038
        762,067  CVS Corp.                                                                        43,342,561
        442,200  Dayton Hudson Corp.                                                              28,577,175
        445,700  Safeway, Inc. +                                                                  23,872,806
        833,600  TJX Cos., Inc. (The)                                                             24,903,800
        447,200  Walgreen Co.                                                                     25,266,800
        879,800  Wal-Mart Stores, Inc.                                                            33,047,488
                                                                                              --------------
                                                                                                 225,234,074

Semiconductors (3.6%)
------------------------------------------------------------------------------------------------------------
        204,800  Applied Materials, Inc. +                                                        18,816,000
        259,400  Intel Corp.                                                                      23,816,163
        444,700  Motorola, Inc.                                                                   35,714,969
                                                                                              --------------
                                                                                                  78,347,132

Telecommunications and Networking (3.3%)
------------------------------------------------------------------------------------------------------------
        253,300  Lucent Technologies, Inc.                                                        21,514,669
        683,700  Sprint Corp.                                                                     33,843,150
        278,100  Tellabs, Inc.                                                                    16,651,238
                                                                                              --------------
                                                                                                  72,009,057
                                                                                              --------------
                 Total Common Stocks (cost $1,508,844,017)                                    $2,108,679,029

SHORT-TERM INVESTMENTS (3.4%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$    25,000,000  Federal National Mortgage Association effective yield
                   of 5.46%, September 8, 1997.                                               $   24,855,916
     48,335,000  Interest in $204,956,000 joint repurchase agreement dated July 31, 1997 with UBS Securities due
                   August 1, 1997 with respect to various U.S. Treasury
                   obligations -- maturity value of $48,342,734 for an
                   effective yield of 5.76%.                                                      48,342,734
                                                                                              --------------
                 Total Short-Term Investments (cost $73,198,650)                              $   73,198,650
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,582,042,667) ***                                  $2,181,877,679
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $2,170,121,390.

*** The aggregate identified cost on a tax basis is $1,582,447,281, resulting in gross unrealized appreciation and depreciation of $602,317,570 and $2,887,172, respectively, or net unrealized appreciation of $599,430,398.

  + Non-income-producing security.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
July 31, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,582,042,667) (Note 1)                                            $2,181,877,679
---------------------------------------------------------------------------------------------------
Cash                                                                                      1,830,054
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         2,043,076
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    9,275,894
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            2,769,325
---------------------------------------------------------------------------------------------------
Total assets                                                                          2,197,796,028

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       542,052
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         17,657,161
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                5,561,964
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              2,598,831
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  410,281
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                               27,958
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,749
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      624,388
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      250,254
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        27,674,638
---------------------------------------------------------------------------------------------------
Net assets                                                                           $2,170,121,390

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                       1,404,195,539
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              6,133,322
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment (Note 1)                                    159,957,517
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              599,835,012
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $2,170,121,390

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,819,333,437 divided by 151,847,177 shares)                                               $11.98
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.98)*                                      $12.71
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($303,089,038 divided by 26,088,986 shares)**                                                $11.62
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($27,384,462 divided by 2,310,985 shares)                                                    $11.85
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $11.85)*                                      $12.28
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($20,314,453 divided by 1,694,051 shares)                                                    $11.99
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended July 31, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $110,339)                                            $ 19,595,508
--------------------------------------------------------------------------------------------------
Interest                                                                                 3,881,630
--------------------------------------------------------------------------------------------------
Total investment income                                                                 23,477,138
--------------------------------------------------------------------------------------------------

Expenses:
Compensation of Manager (Note 2)                                                         8,893,729
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           2,517,045
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          52,922
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            21,295
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    3,494,637
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    1,737,605
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       91,994
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     96,918
--------------------------------------------------------------------------------------------------
Registration fees                                                                           83,443
--------------------------------------------------------------------------------------------------
Auditing                                                                                    47,815
--------------------------------------------------------------------------------------------------
Legal                                                                                       23,257
--------------------------------------------------------------------------------------------------
Postage                                                                                    224,004
--------------------------------------------------------------------------------------------------
Other                                                                                       25,827
--------------------------------------------------------------------------------------------------
Total expenses                                                                          17,310,491
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (446,195)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            16,864,296
--------------------------------------------------------------------------------------------------
Net investment income                                                                    6,612,842
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                       212,527,952
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                             439,344,863
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                651,872,815
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $658,485,657
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                              Year ended July 31
                                                                                    --------------------------------
                                                                                            1997               1996
--------------------------------------------------------------------------------------------------------------------

Increase in net assets
--------------------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $    6,612,842     $    7,316,081
--------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      212,527,952        191,105,305
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments                                                         439,344,863        (54,557,549)
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  658,485,657        143,863,837
Distributions to shareholders:
--------------------------------------------------------------------------------------------------------------------
   From net investment income
      Class A                                                                          (6,835,610)        (8,965,954)
--------------------------------------------------------------------------------------------------------------------
      Class B                                                                            (187,272)          (268,401)
--------------------------------------------------------------------------------------------------------------------
      Class M                                                                             (32,178)           (17,785)
--------------------------------------------------------------------------------------------------------------------
   From net realized gain on investments
      Class A                                                                        (148,104,876)      (118,598,143)
--------------------------------------------------------------------------------------------------------------------
      Class B                                                                         (16,854,480)        (7,315,560)
--------------------------------------------------------------------------------------------------------------------
      Class M                                                                          (1,107,312)          (289,673)
--------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     485,465,399        185,274,280
--------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          970,829,328        193,682,601

Net assets
--------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   1,199,292,062      1,005,609,461
--------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $6,133,322 and $6,575,540, respectively)                                 $2,170,121,390     $1,199,292,062
--------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
--------------------------------------------------------------------------------------------------------------------
Per-share
operating performance                                                  Year ended July 31
--------------------------------------------------------------------------------------------------------------------
                                            1997             1996             1995             1994             1993
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $9.07            $9.05            $7.85            $8.87            $8.57
--------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 .05(d)           .06              .08              .06              .08
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                         4.08             1.17             1.85              .26             1.45
--------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       4.13             1.23             1.93              .32             1.53
--------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.05)            (.09)              --             (.05)            (.04)
--------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                            --               --               --               --             (.03)
--------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (1.17)           (1.12)            (.73)           (1.29)           (1.16)
--------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.22)           (1.21)            (.73)           (1.34)           (1.23)
--------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $11.98            $9.07            $9.05            $7.85            $8.87
--------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                  49.91            14.32            27.55             3.33            19.24
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,819,333       $1,104,264         $956,830         $786,118         $804,731
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   1.00             1.03              .99              .99              .90
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)             .50              .69             1.03              .88              .84
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     95.17           128.21            96.75           100.16           134.14
--------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                             $.0498
--------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2.)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
--------------------------------------------------------------------------------------------------------------------

                                                                                                      For the period
Per-share                                                                                             March 1, 1993+
operating performance                                         Year ended July 31                          to July 31
--------------------------------------------------------------------------------------------------------------------
                                           1997             1996             1995             1994             1993
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $8.85            $8.88            $7.78            $8.85           $8.32
--------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               (.03)(d)           --              .01              .03            (.03)
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                        3.98             1.13             1.82              .21             .61
--------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      3.95             1.13             1.83              .24             .58
--------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.01)            (.04)              --             (.02)             --
--------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                            --               --               --               --            (.05)
--------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (1.17)           (1.12)            (.73)           (1.29)             --
--------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.18)           (1.16)            (.73)           (1.31)           (.05)
--------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $11.62            $8.85            $8.88            $7.78           $8.85
--------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                 48.87            13.42            26.46             2.38            6.96*
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $303,089          $89,378          $47,906          $21,033          $4,789
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  1.75             1.77             1.75             1.77             .73*
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)           (.26)            (.09)             .22              .08           (.12)*
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    95.17           128.21            96.75           100.16          134.14
--------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                            $.0498
--------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2.)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------------------------------------------------------------------------------

                                                                                                      For the period
Per-share                                                                                              Dec. 2, 1994+
operating performance                                                          Year ended July 31         to July 31
--------------------------------------------------------------------------------------------------------------------
                                                                             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                         $9.00            $9.02            $7.78
--------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                   --(d)           .05              .01
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                          4.05             1.12             1.96
--------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                        4.05             1.17             1.97
--------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------
From net
investment income                                                            (.03)            (.07)              --
--------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                               --               --
--------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                              (1.17)           (1.12)            (.73)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                                         (1.20)           (1.19)            (.73)
--------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                              $11.85            $9.00            $9.02
--------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                   49.28            13.70            28.29*
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                            $27,384           $5,650             $873
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                    1.50             1.51             1.56*
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                             (.02)             .16              .29*
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      95.17           128.21            96.75
--------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                              $.0498
--------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2.)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS Y
--------------------------------------------------------------------------------------------------------------------
                                                                                                      For the period
Per-share                                                                                               Jan. 7,1997+
operating performance                                                                                     to July 31
--------------------------------------------------------------------------------------------------------------------
                                                                                                             1997
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                         $9.26
--------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                                  .04(d)
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                          2.69
--------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                        2.73
--------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                              --
--------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                              --
--------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                 --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                            --
--------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                              $11.99
--------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                                   29.48*
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                            $20,314
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                     .42*
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                                                              .37*
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                      95.17
--------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                                                              $.0498
--------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2.)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
July 31, 1997

Note 1
Significant accounting policies

Putnam Investors Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital and any increased income that results from this growth by investing primarily in a portfolio consisting of quality common stocks.

The fund offers class A, class B, class M and class Y shares. The fund began offering class Y shares on January 7, 1997. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other certain accounts managed by affiliates of Putnam Investment Management Inc. ("Putnam Management") the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 1997, the fund required no such reclassifications.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter. Prior to November 20, 1996, any amount over $1.5 billion was based on 0.45%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended July 31, 1997, fund expenses were reduced by $446,195 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $1,530 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended July 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $480,876 and $25,456 from the sale of class A and class M shares, respectively and received $236,426 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended July 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $27,030 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended July 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $1,745,396,882 and $1,446,526,232, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At July 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Year ended
                                         July 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      68,117,416     $693,486,107
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    14,830,829      134,515,580
------------------------------------------------------------
                                 82,948,245      828,001,687

Shares
repurchased                     (52,860,419)    (534,953,595)
------------------------------------------------------------
Net increase                     30,087,826     $293,048,092
------------------------------------------------------------

                                           Year ended
                                         July 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      29,556,382     $268,906,499
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    12,717,866      109,244,237
------------------------------------------------------------
                                 42,274,248      378,150,736

Shares
repurchased                     (26,285,050)    (239,532,583)
------------------------------------------------------------
Net increase                     15,989,198     $138,618,153
------------------------------------------------------------

                                           Year ended
                                         July 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      29,752,337     $293,036,292
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,786,799       15,795,307
------------------------------------------------------------
                                 31,539,136      308,831,599

Shares
repurchased                     (15,544,846)    (150,298,849)
------------------------------------------------------------
Net increase                     15,994,290     $158,532,750
------------------------------------------------------------

                                           Year ended
                                         July 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       7,908,988      $70,762,441
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       848,006        7,148,690
------------------------------------------------------------
                                  8,756,994       77,911,131

Shares
repurchased                      (4,056,752)     (36,084,392)
------------------------------------------------------------
Net increase                      4,700,242      $41,826,739
------------------------------------------------------------

                                           Year ended
                                         July 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,296,780      $23,465,908
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       122,472        1,102,248
------------------------------------------------------------
                                  2,419,252       24,568,156

Shares
repurchased                        (735,758)      (7,211,871)
------------------------------------------------------------
Net increase                      1,683,494      $17,356,285
------------------------------------------------------------

                                           Year ended
                                         July 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         821,240       $7,445,792
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        34,478          301,527
------------------------------------------------------------
                                    855,718        7,747,319

Shares
repurchased                        (325,063)      (2,917,931)
------------------------------------------------------------
Net increase                        530,655       $4,829,388
------------------------------------------------------------

                                       For the period
                                       January 7, 1997
                                      (commencement of
                                       operations) to
                                         July 31, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,860,809      $18,408,636
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           --                --
------------------------------------------------------------
                                  1,860,809       18,408,636

Shares
repurchased                        (166,758)      (1,880,364)
------------------------------------------------------------
Net increase                      1,694,051      $16,528,272
------------------------------------------------------------



Federal tax information

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $1.006 per share (or if different, the amount necessary to offset net capital gain earned by the Fund) (for all classes of shares) as capital gain dividends for its taxable year ended July 31, 1997.

The fund has designated 100% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan
Vice President

C. Beth Cotner
Vice President and Fund Manager

Manuel H. Weiss
Vice President and Fund Manager

David J. Santos
Vice President and Fund Manager

Richard B. England
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Investors Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

AN012 35885-003/307/385/2DB   9/97